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                          SPECIAL MONEY MARKET FUND, INC.
                          GATEWAY CENTER THREE, 4TH FLOOR
                               100 MULBERRY STREET
                             NEWARK, NEW JERSEY 07102



                                            August 29, 2002


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re:   Special Money Market Fund, Inc.
            1933 Act File No.: 33-31603
            1940 Act File No.: 811-5951


Dear Sir or Madam:


     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectus and statement of additional information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A, which was filed with the Commission via EDGAR on August 27, 2002.

     If you have any questions concerning this filing, please contact Jonathan D. Shain at (973) 802-6469.


                                                   Very truly yours,


                                                   /s/ Jonathan D. Shain
                                                   ---------------------
                                                   Jonathan D. Shain
                                                   Secretary